                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc ADR                     COM              055622104      447     8852 SH       SOLE                                       8852
Bank of America Corp.          COM              060505104     6558    93200 SH       SOLE                                      93200
Barnes & Noble                 COM              067774109     5836   220800 SH       SOLE                                     220800
Berkshire Hathaway Cl A        COM              084670991      267       40 SH       SOLE                                         40
Bristol Myers                  COM              110122108      287    11163 SH       SOLE                                      11163
Burlington Northern Santa Fe   COM              12189T104     4434   147800 SH       SOLE                                     147800
CBRL Group                     COM              12489V106     6473   212725 SH       SOLE                                     212725
Canyon Resources Corp.         COM              138869300       54    25000 SH       SOLE                                      25000
Chesapeake Corp                COM              165159104     5183   196850 SH       SOLE                                     196850
Eaton Corp.                    COM              278058102     3494    48025 SH       SOLE                                      48025
Electronic Data Systems        COM              285661104     3655    98375 SH       SOLE                                      98375
Emerson Electric               COM              291011104     5237    97875 SH       SOLE                                      97875
Exxon Mobil Corporation        COM              30231G102     1679    41034 SH       SOLE                                      41034
Federal Home Loan Mtg. Corp.   COM              313400301      422     6900 SH       SOLE                                       6900
Gabelli Convertible Securities COM              36240B109      288    27600 SH       SOLE                                      27600
General Dynamics               COM              369550108      213     2000 SH       SOLE                                       2000
General Electric               COM              369604103      745    25638 SH       SOLE                                      25638
IBM Corporation                COM              459200101      214     2976 SH       SOLE                                       2976
Int'l Flavors & Fragrances     COM              459506101     9769   300663 SH       SOLE                                     300663
International Paper            COM              460146103     7513   172396 SH       SOLE                                     172396
JP Morgan Chase & Co.          COM              46625H100      319     9391 SH       SOLE                                       9391
Marsh & McLennan Companies     COM              571748102      348     3600 SH       SOLE                                       3600
Merck & Company                COM              589331107      284     5600 SH       SOLE                                       5600
Microsoft                      COM              594918104      115     2100 SH       SOLE                                       2100
Neiman Marcus Cl A             COM              640204202     5942   171250 SH       SOLE                                     171250
Nordstrom, Inc.                COM              655664100     8366   369375 SH       SOLE                                     369375
Pfizer, Inc.                   COM              717081103      660    18850 SH       SOLE                                      18850
Philip Morris                  COM              718154107      419     9600 SH       SOLE                                       9600
Phillips Petroleum             COM              718507106     7529   127875 SH       SOLE                                     127875
Republic Services, Inc.        COM              760759100     6889   361250 SH       SOLE                                     361250
Sony Corporation               COM              835699307     7512   141475 SH       SOLE                                     141475
Union Pacific                  COM              907818108     5524    87300 SH       SOLE                                      87300
United Dominion REIT           COM              910197102       99     6305 SH       SOLE                                       6305
Wachovia Corp.                 COM              929771103     2544    66631 SH       SOLE                                      66631
Walt Disney                    COM              254687106     3129   165549 SH       SOLE                                     165549
Wyeth (frmrly AmerHomeProd)    COM                              77     1500 SH       SOLE                                       1500